UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ]is a restatement.
			           [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Garrison Institutional Asset Management
Address:	Two Gateway Center
		603 Stanwix Street, Suite 2050
		Pittsburgh, PA 15222

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this submission.

Person signing this report on behalf of Reporting Manager:

Name:	John K. Thornburgh
Title:	President & CEO
Phone:	412-209-2666
Signature, Place, and Date of signing:

	John K. Thornburgh	Pittsburgh, PA	   October 22, 2003

Report Type (Check only one.);
[X] 	13F HOLDINGS REPORT.
[ ] 	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	104

Form 13F Information Table Value Total:	$125,117

List of Other Included Managers:

No.		13F File Number Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corporation                 COM              88579Y101     1221 17680.00 SH       SOLE                 17680.00
AOL Time Warner Inc            COM              00184A105     1163 76980.00 SH       SOLE                 76980.00
Abbott Laboratories            COM              002824100     1087 25550.00 SH       SOLE                 25550.00
Allstate Corporation           COM              020002101      717 19615.00 SH       SOLE                 19615.00
Altria Group Inc               COM              02209S103     1321 30150.00 SH       SOLE                 30150.00
American Express Co            COM              025816109     1297 28775.00 SH       SOLE                 28775.00
American Intl Group            COM              026874107     2499 43315.00 SH       SOLE                 43315.00
Amgen Inc                      COM              031162100     1475 22865.00 SH       SOLE                 22865.00
Anheuser Busch Cos             COM              035229103     1066 21610.00 SH       SOLE                 21610.00
Automatic Data Proc            COM              053015103      811 22620.00 SH       SOLE                 22620.00
Avon Products                  COM              054303102      363  5615.00 SH       SOLE                  5615.00
Banc One Corporation           COM              06423A103      666 17225.00 SH       SOLE                 17225.00
Bank of America Corp           COM              060505104     2118 27136.00 SH       SOLE                 27136.00
Bank of New York Co            COM              064057102      663 22770.00 SH       SOLE                 22770.00
BellSouth Corp                 COM              079860102      661 27915.00 SH       SOLE                 27915.00
Bristol Myers Squibb           COM              110122108      975 38015.00 SH       SOLE                 38015.00
Burlington Northern            COM              12189T104      596 20640.00 SH       SOLE                 20640.00
Cardinal Health                COM              14149Y108      790 13535.00 SH       SOLE                 13535.00
Caterpillar Inc                COM              149123101      916 13310.00 SH       SOLE                 13310.00
ChevronTexaco Corp             COM              166764100     1698 23765.00 SH       SOLE                 23765.00
Cisco Systems Inc              COM              17275R102     2554 130360.00SH       SOLE                130360.00
Citigroup Inc                  COM              172967101     3903 85758.00 SH       SOLE                 85758.00
Coca-Cola Company              COM              191216100     1851 43080.00 SH       SOLE                 43080.00
Comcast Corp-CL A              COM              20030N101     1069 34695.00 SH       SOLE                 34695.00
ConocoPhillips                 COM              20825C104     1135 20730.00 SH       SOLE                 20730.00
Costco Wholesale Corp          COM              22160K105      252  8100.00 SH       SOLE                  8100.00
Danaher Corp                   COM              235851102      707  9570.00 SH       SOLE                  9570.00
Deere & Company                COM              244199105      630 11810.00 SH       SOLE                 11810.00
Dell Inc                       COM              24702R101     1691 50610.00 SH       SOLE                 50610.00
Disney (Walt) Co.              COM              254687106     1144 56705.00 SH       SOLE                 56705.00
Dover Corporation              COM              260003108      745 21060.00 SH       SOLE                 21060.00
Dupont E I DeNemours           COM              263534109      918 22950.00 SH       SOLE                 22950.00
EMC Corp                       COM              268648102      717 56805.00 SH       SOLE                 56805.00
Eaton Corporation              COM              278058102      882  9950.00 SH       SOLE                  9950.00
Emerson Electric Co            COM              291011104      832 15805.00 SH       SOLE                 15805.00
Entergy Corporation            COM              29364G103     1284 23710.00 SH       SOLE                 23710.00
Exelon Corporation             COM              30161N101     1098 17290.00 SH       SOLE                 17290.00
Exxon Mobil Corp.              COM              30231G102     4076 111374.99SH       SOLE                111374.99
Fedex Corp                     COM              31428X106      745 11565.00 SH       SOLE                 11565.00
Fedl Natl Mtg Assn             COM              313586109     1058 15065.00 SH       SOLE                 15065.00
First Data Corp                COM              319963104      927 23200.00 SH       SOLE                 23200.00
Fleetboston Financial          COM              339030108      590 19585.00 SH       SOLE                 19585.00
Franklin Resources             COM                             557 12610.00 SH       SOLE                 12610.00
Gannett Co Inc Del             COM              364730101      755  9740.00 SH       SOLE                  9740.00
General Electric Co            COM              369604103     4642 155720.00SH       SOLE                155720.00
Goldman Sachs Group            COM              38141G104      943 11240.00 SH       SOLE                 11240.00
Harley-Davidson Inc.           COM              412822108      449  9320.00 SH       SOLE                  9320.00
Hewlett-Packard Co             COM              428236103     1070 55265.00 SH       SOLE                 55265.00
Home Depot Inc                 COM              437076102     1054 33085.00 SH       SOLE                 33085.00
Ingersoll-Rand Co CL A         COM              G4776G101      601 11240.00 SH       SOLE                 11240.00
Int'l Business Mach            COM              459200101     2785 31525.00 SH       SOLE                 31525.00
Intel Corporation              COM              458140100     2625 95375.00 SH       SOLE                 95375.00
Intuit Inc                     COM              461202103      357  7400.00 SH       SOLE                  7400.00
JP Morgan Chase & Co           COM              46625H100     1588 46245.00 SH       SOLE                 46245.00
Johnson & Johnson              COM              478160104     2738 55285.00 SH       SOLE                 55285.00
Johnson Controls Inc           COM              478366107      640  6765.00 SH       SOLE                  6765.00
Knight Ridder Inc              COM              499040103      885 13270.00 SH       SOLE                 13270.00
Kohl's Corporation             COM              500255104      834 15580.00 SH       SOLE                 15580.00
Lehman Brothers                COM              524908100      640  9260.00 SH       SOLE                  9260.00
Lilly (Eli) & Co               COM              532457108     1056 17785.00 SH       SOLE                 17785.00
Lockheed Martin Corp           COM              539830109      546 11825.00 SH       SOLE                 11825.00
Lowe's Companies               COM              548661107      645 12430.00 SH       SOLE                 12430.00
MBNA Corporation               COM              55262L100      692 30355.00 SH       SOLE                 30355.00
Marriott Int'l Inc             COM              571903202     1108 25745.00 SH       SOLE                 25745.00
Mattel Incorporated            COM              577081102      518 27300.00 SH       SOLE                 27300.00
Maxim Integrated Products      COM              57772K101      629 15960.00 SH       SOLE                 15960.00
McGraw-Hill Inc                COM              580645109      698 11232.00 SH       SOLE                 11232.00
Medtronic Inc                  COM              585055106     1139 24282.00 SH       SOLE                 24282.00
Merck & Company                COM              589331107     1750 34575.00 SH       SOLE                 34575.00
Meredith Corporation           COM              589433101      770 16680.00 SH       SOLE                 16680.00
Merrill Lynch & Co             COM              590188108     1512 28250.00 SH       SOLE                 28250.00
MetLife Inc                    COM              59156R108      484 17240.00 SH       SOLE                 17240.00
Microsoft Corp                 COM              594918104     4817 173287.00SH       SOLE                173287.00
Morgan Stanley                 COM              617446448     1376 27270.00 SH       SOLE                 27270.00
National City Corp             COM              635405103      460 15630.00 SH       SOLE                 15630.00
NiSource Inc                   COM              65473P105      813 40675.00 SH       SOLE                 40675.00
Oracle Systems Corp            COM              68389X105     1010 89785.00 SH       SOLE                 89785.00
PNC Bank Corporation           COM              693475105      465  9780.00 SH       SOLE                  9780.00
Paccar Incorporated            COM              693718108      583  7840.00 SH       SOLE                  7840.00
PepsiCo Incorporated           COM              713448108     1546 33740.00 SH       SOLE                 33740.00
Pfizer Incorporated            COM              717081103     3888 127990.00SH       SOLE                127990.00
Procter & Gamble Co            COM              742718109     2127 22915.00 SH       SOLE                 22915.00
Prudential Financial Inc.      COM              744320102      972 26025.00 SH       SOLE                 26025.00
Qualcomm Inc                   COM              747525103      624 14980.00 SH       SOLE                 14980.00
S&P500 Deposit Rcpt            COM              78462F103      263  2630.00 SH       SOLE                  2630.00
SBC Communications             COM              78387G103     1318 59250.00 SH       SOLE                 59250.00
Schlumberger Ltd               COM              806857108      796 16450.00 SH       SOLE                 16450.00
Southtrust                     COM              844730101      567 19315.00 SH       SOLE                 19315.00
Tribune Company                COM              896047107      581 12650.00 SH       SOLE                 12650.00
Tyco International             COM              902124106      512 25040.00 SH       SOLE                 25040.00
US Bancorp                     COM              902973304      644 26865.00 SH       SOLE                 26865.00
Union Planters Corp            COM                             837 26450.00 SH       SOLE                 26450.00
United Parcel Service - CL B   COM              911312106     2210 34640.00 SH       SOLE                 34640.00
United Technologies            COM              913017109     1270 16430.00 SH       SOLE                 16430.00
Veritas Software Corp.         COM              923436109      579 18375.00 SH       SOLE                 18375.00
Verizon Comm                   COM              92343V104     1302 40137.00 SH       SOLE                 40137.00
Viacom Inc CL B                COM              925524308     1334 34835.00 SH       SOLE                 34835.00
Wachovia Corp                  COM              929903102      957 23235.00 SH       SOLE                 23235.00
Wal-Mart Stores Inc            COM              931142103     3144 56295.00 SH       SOLE                 56295.00
Walgreen Company               COM              931422109      210  6850.00 SH       SOLE                  6850.00
Wash Mutual Sav Bank           COM              939322103      911 23150.00 SH       SOLE                 23150.00
Wells Fargo & Co               COM              949746101     1467 28485.00 SH       SOLE                 28485.00
Whirlpool Corp                 COM              963320106      693 10220.00 SH       SOLE                 10220.00
Wyeth                          COM              983024100     1219 26450.00 SH       SOLE                 26450.00